Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-14
Date of Report:	11-Apr-14

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Maturity Date	Expected Legal Maturity	Final Maturity	Coupon Rate	Rate Type

Currently Outstanding under the Global Registered Covered Bond Program

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$7,603,700,000

OSFI Covered Bond Limit			$22,575,456,000

Weighted average maturity of Outstanding Covered Bonds (months)
Weighted average remaining term of Loans in Cover Pool (months)			28.82

Covered Bond Series Ratings			Moody’s	Fitch	DBRS

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and Standby GDA Provider	Royal Bank of Canada
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings (1)
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R1(high)
Ratings Outlook	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ and AA	R1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations

Counterparty	Moodys	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 and A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 or BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 or BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A

BMO Covered Bond Program	Monthly Investor Report - March 2014	1 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-14
Date of Report:	11-Apr-14

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moodys	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moodys	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider (BMO) is required to transfer credit support, transfer its rights and obligations to a replacement third party or obtain a guarantee of its obligations if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moodys(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A(high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A(high)
IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:
	Moodys	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) or BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		Pass
Guarantor LP Event of Default		Pass

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test
(Applicable to Hard Bullet Covered Bonds)

Pre-Maturity Minimum Ratings	Moodys	Fitch	DBRS(1)	Pre-Maturity Test
	P-1	F1+	A(high) or A(low)	N/A

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moodys	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount with Available Revenue Receipts and Available Principal Receipts

Reserve Fund Balance        N/A

BMO Covered Bond Program	Monthly Investor Report - March 2014	2 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-14
Date of Report:	11-Apr-14

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$-

A = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$7,929,224,160		A (i)		8,346,551,747
B = Principal receipts not applied	-		A (ii)		7,929,224,160

C = Cash capital contributions	-	Asset Percentage
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$7,929,224,160

Asset Coverage Test Pass/Fail	Pass
Valuation Calculation

Trading Value of Covered Bonds	$-

A = Lesser of i) Present value of outstanding loan balance of Performing Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing Performing Eligible Loans, net of adjustments	8,394,344,942		A (i)		8,394,344,942
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		12,068,701,145
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$8,394,344,942

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 3.01%
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
Intercompany Loan Balance

Guarantee Loan	$-
Demand Loan	8,653,044,000

Total	$8,653,044,000

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
March 31, 2014	$0	0.00%

Cover Pool Flow of Funds

Current Month
Cash Inflows
Principal receipts	265,825,622
Proceeds for sale of Loans
Revenue Receipts	24,043,646
Swap Receipts	8,519,270
Cash Capital Contribution	-
Advances of Intercompany Loans
Guarantee Fee
Cash Outflows
Swap Payment	-
Intercompany Loan interest	(11,670,352)
Intercompany Loan principal	(117,475,700)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(71)
Profit Distribution to Partners	-

Net inflows/(outflows)	169,242,414.06

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	8,548,515,084
Aggregate Outstanding Balance	$8,346,551,747
Number of Loans	42,424
Average Loan Size	$196,741
Number of Primary Borrowers	41,367
Number of Properties	42,424

Weighted Average Current Loan to Value (LTV)	62.34%
Weighted Average Authorized LTV	69.67%
Weighted Average Original LTV	69.67%
Weighted Average Seasoning	24.87	(Months)
Weighted Average Coupon	3.17%
Weighted Average Original Term	53.69	(Months)
Weighted Average Remaining Term	28.82	(Months)
Substitution Assets	Nil

BMO Covered Bond Program	Monthly Investor Report - March 2014	3 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-14
Date of Report:	11-Apr-14

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	42,375	99.88	$8,335,236,766	99.86
30 - 59 days past due	49	0.12	$11,314,981	0.14
60 - 89 days past due	-	-	$-	-
90 or more days past due	-	-	$-	-

Grand Total	42,424	100.00	$8,346,551,747	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage

Alberta	5,041	11.88	$1,114,424,633	13.35
British Columbia	5,063	11.93	$1,243,179,843	14.89
Manitoba	765	1.80	$114,129,640	1.37
New Brunswick	809	1.91	$93,344,924	1.12
Newfoundland	1,046	2.47	$160,775,223	1.93
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,417	3.34	$216,545,583	2.59
Ontario	18,016	42.47	$3,695,076,052	44.27
Prince Edward Island	265	0.62	$34,384,504	0.41
Quebec	9,125	21.51	$1,523,370,323	18.25
Saskatchewan	877	2.07	$151,321,023	1.81
Yukon Territories	-	-	$-	-

Grand Total	42,424	100.00	$8,346,551,747	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage

Less than 600 or Unavailable	976	2.30	$170,243,006	2.04
600 - 650	1,511	3.56	$324,436,253	3.89
651 - 700	4,447	10.48	$994,514,746	11.92
701 - 750	9,401	22.16	$2,048,426,120	24.54
751 - 800	16,912	39.86	$3,336,053,505	39.97
801 and Above	9,177	21.63	$1,472,878,117	17.65

Grand Total	42,424	100.00	$8,346,551,747	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage

Fixed	38,676	91.17	$7,477,532,786	89.59
Variable	3,748	8.83	$869,018,961	10.41

Grand Total	42,424	100.00	$8,346,551,747	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	42,424	100.00	$8,346,551,747	100.00

Grand Total	42,424	100.00	$8,346,551,747	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	36,011	84.88	$6,884,341,840	82.48
Non-Owner Occupied	6,413	15.12	$1,462,209,907	17.52

Grand Total	42,424	100.00	$8,346,551,747	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	38,382	90.47	$7,840,866,956	93.94
4.00 - 4.49	3,011	7.10	$377,481,434	4.52
4.50 - 4.99	723	1.70	$87,893,263	1.05
5.00 - 5.49	222	0.52	$30,923,098	0.37
5.50 - 5.99	59	0.14	$6,835,066	0.08
6.00 - 6.49	23	0.05	$2,200,347	0.03
6.50 - 6.99	3	0.01	$170,146	0.00
7.00 - 7.49	1	0.00	$181,437	0.00
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	42,424	100.00	$8,346,551,747	100.00

BMO Covered Bond Program	Monthly Investor Report - March 2014	4 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-14
Date of Report:	11-Apr-14

Cover Pool - Current LTV Distribution

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	2,310	5.45	$133,588,316	1.60
20.01 - 25.00	1,525	3.59	$134,277,606	1.61
25.01 - 30.00	1,781	4.20	$172,747,407	2.07
30.01 - 35.00	1,931	4.55	$222,528,527	2.67
35.01 - 40.00	2,254	5.31	$297,133,240	3.56
40.01 - 45.00	2,525	5.95	$374,403,109	4.49
45.01 - 50.00	2,869	6.76	$476,858,560	5.71
50.01 - 55.00	3,145	7.41	$569,912,208	6.83
55.01 - 60.00	3,052	7.19	$624,713,032	7.48
60.01 - 65.00	2,841	6.70	$673,524,906	8.07
65.01 - 70.00	3,330	7.85	$816,839,377	9.79
70.01 - 75.00	5,130	12.09	$1,308,207,036	15.67
75.01 - 80.00	9,731	22.94	$2,541,818,424	30.45
80.01 and Above	-	-	$-	-

Grand Total	42,424	100.00	8,346,551,747	100.00

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	8,601	20.27	$1,510,971,222	18.10
12 - 17	4,406	10.39	$799,490,022	9.58
18 - 24	5,966	14.06	$1,038,197,447	12.44
25 - 30	2,524	5.95	$544,887,480	6.53
31 - 36	2,851	6.72	$532,592,342	6.38
37 - 42	9,863	23.25	$2,158,271,624	25.86
43 - 48	7,749	18.27	$1,681,551,429	20.15
49 - 54	464	1.09	$80,590,181	0.97
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	42,424	100.00	$8,346,551,747	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	10,561	24.89	$681,808,466	8.17
100,000 - 199,999	15,796	37.23	$2,348,250,251	28.13
200,000 - 299,999	9,418	22.20	$2,300,500,363	27.56
300,000 - 399,999	3,729	8.79	$1,273,655,029	15.26
400,000 - 499,999	1,441	3.40	$638,239,214	7.65
500,000 - 599,999	666	1.57	$362,599,621	4.34
600,000 - 699,999	309	0.73	$199,508,652	2.39
700,000 - 799,999	149	0.35	$111,112,296	1.33
800,000 - 899,999	79	0.19	$66,698,234	0.80
900,000 - 999,999	72	0.17	$67,928,613	0.81
1,000,000 - 1,499,999	137	0.32	$164,827,563	1.97
1,500,000 - 2,000,000	43	0.10	$74,423,469	0.89
2,000,000 - 3,000,000	24	0.06	$56,999,976	0.68
3,000,000 and Above	-	-	$-	-

	42,424	100.00	$8,346,551,747	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	6,716	15.83	$1,195,056,943	14.32
Multi-Residential	2,137	5.04	$497,926,203	5.97
Single Family	31,081	73.26	$6,171,973,514	73.95
Townhouse	2,490	5.87	$481,595,087	5.77

Grand Total	42,424	100.00	8,346,551,747	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Current LTV and Delinquency Distribution by Province

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Alberta	20.00 and Below	$15,681,735	$-	$-	$-	$15,681,735
	20.01 - 25	$17,422,568	$35,622	$-	$-	$17,458,190
	25.01 - 30	$18,935,770	$-	$-	$-	$18,935,770
	30.01 - 35	$28,016,941	$-	$-	$-	$28,016,941
	35.01 - 40	$35,221,270	$-	$-	$-	$35,221,270
	40.01 - 45	$48,260,246	$-	$-	$-	$48,260,246
	45.01 - 50	$64,271,395	$77,026	$-	$-	$64,348,421
	50.01 - 55	$64,789,233	$-	$-	$-	$64,789,233
	55.01 - 60	$83,796,089	$158,478	$-	$-	$83,954,567
	60.01 - 65	$85,765,121	$-	$-	$-	$85,765,121
	65.01 - 70	$117,865,630	$289,559	$-	$-	$118,155,189
	70.01 - 75	$201,241,634	$534,925	$-	$-	$201,776,559
	75.01 - 80	$331,842,195	$219,196	$-	$-	$332,061,391
	80.01 and Above	$-	$-	$-	$-	$-

		1,113,109,826	1,314,807	-	-	1,114,424,633

BMO Covered Bond Program	Monthly Investor Report - March 2014	5 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-14
Date of Report:	11-Apr-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia	20.00 and Below	$31,875,955	$-	$-	$-	$31,875,955
	20.01 - 25	$27,900,836	$-	$-	$-	$27,900,836
	25.01 - 30	$34,154,208	$-	$-	$-	$34,154,208
	30.01 - 35	$40,904,448	$-	$-	$-	$40,904,448
	35.01 - 40	$57,910,311	$-	$-	$-	$57,910,311
	40.01 - 45	$66,489,224	$-	$-	$-	$66,489,224
	45.01 - 50	$77,990,167	$-	$-	$-	$77,990,167
	50.01 - 55	$92,336,230	$-	$-	$-	$92,336,230
	55.01 - 60	$100,591,999	$492,541	$-	$-	$101,084,540
	60.01 - 65	$103,774,869	$-	$-	$-	$103,774,869
	65.01 - 70	$121,670,694	$497,089	$-	$-	$122,167,783
	70.01 - 75	$204,827,732	$295,634	$-	$-	$205,123,366
	75.01 - 80	$280,656,424	$811,480	$-	$-	$281,467,905
	80.01 and Above	$-	$-	$-	$-	$-

		1,241,083,098	2,096,744	-	-	1,243,179,843

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba	20.00 and Below	$1,671,568	$-	$-	$-	$1,671,568
	20.01 - 25	$1,460,119	$-	$-	$-	$1,460,119
	25.01 - 30	$2,633,272	$-	$-	$-	$2,633,272
	30.01 - 35	$4,023,559	$-	$-	$-	$4,023,559
	35.01 - 40	$4,742,619	$-	$-	$-	$4,742,619
	40.01 - 45	$5,300,485	$-	$-	$-	$5,300,485
	45.01 - 50	$5,692,958	$-	$-	$-	$5,692,958
	50.01 - 55	$7,963,350	$-	$-	$-	$7,963,350
	55.01 - 60	$10,816,903	$-	$-	$-	$10,816,903
	60.01 - 65	$9,811,929	$90,701	$-	$-	$9,902,630
	65.01 - 70	$10,315,278	$-	$-	$-	$10,315,278
	70.01 - 75	$14,728,143	$109,088	$-	$-	$14,837,231
	75.01 - 80	$34,769,667	$-	$-	$-	$34,769,667
	80.01 and Above	$-	$-	$-	$-	$-

		113,929,850	199,789	-	-	114,129,640

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick	20.00 and Below	$862,428	$-	$-	$-	$862,428
	20.01 - 25	$626,972	$-	$-	$-	$626,972
	25.01 - 30	$2,800,717	$-	$-	$-	$2,800,717
	30.01 - 35	$2,477,961	$-	$-	$-	$2,477,961
	35.01 - 40	$2,286,758	$-	$-	$-	$2,286,758
	40.01 - 45	$3,725,897	$-	$-	$-	$3,725,897
	45.01 - 50	$4,848,885	$-	$-	$-	$4,848,885
	50.01 - 55	$5,925,497	$-	$-	$-	$5,925,497
	55.01 - 60	$6,805,288	$70,825	$-	$-	$6,876,113
	60.01 - 65	$7,376,953	$-	$-	$-	$7,376,953
	65.01 - 70	$10,321,171	$-	$-	$-	$10,321,171
	70.01 - 75	$16,633,051	$-	$-	$-	$16,633,051
	75.01 - 80	$28,582,520	$-	$-	$-	$28,582,520
	80.01 and Above	$-	$-	$-	$-	$-

		93,274,098	70,825	-	-	93,344,924

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland	20.00 and Below	$1,038,649	$-	$-	$-	$1,038,649
	20.01 - 25	$1,215,281	$-	$-	$-	$1,215,281
	25.01 - 30	$2,260,825	$-	$-	$-	$2,260,825
	30.01-35	$2,343,744	$-	$-	$-	$2,343,744
	35.01 - 40	$3,624,474	$-	$-	$-	$3,624,474
	40.01 - 45	$4,648,711	$-	$-	$-	$4,648,711
	45.01 - 50	$6,185,765	$-	$-	$-	$6,185,765
	50.01 - 55	$5,268,850	$-	$-	$-	$5,268,850
	55.01 - 60	$11,190,401	$-	$-	$-	$11,190,401
	60.01 - 65	$12,640,977	$-	$-	$-	$12,640,977
	65.01 - 70	$11,986,978	$224,632	$-	$-	$12,211,610
	70.01 - 75	$23,849,583	$-	$-	$-	$23,849,583
	75.01 - 80	$74,296,353	$-	$-	$-	$74,296,353
	80.01 and Above	$-	$-	$-	$-	$-

		160,550,591	224,632	-	-	160,775,223

BMO Covered Bond Program	Monthly Investor Report - March 2014	6 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-14
Date of Report:	11-Apr-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia	20.00 and Below	$1,978,977	$-	$-	$-	$1,978,977
	20.01 - 25	$1,724,288	$-	$-	$-	$1,724,288
	25.01 - 30	$3,197,228	$-	$-	$-	$3,197,228
	30.01 - 35	$5,502,629	$-	$-	$-	$5,502,629
	35.01 - 40	$6,268,552	$-	$-	$-	$6,268,552
	40.01 - 45	$9,096,473	$-	$-	$-	$9,096,473
	45.01 - 50	$12,092,207	$-	$-	$-	$12,092,207
	50.01 - 55	$13,690,866	$71,301	$-	$-	$13,762,167
	55.01 - 60	$11,444,742	$-	$-	$-	$11,444,742
	60.01 - 65	$17,094,158	$-	$-	$-	$17,094,158
	65.01 - 70	$20,140,702	$-	$-	$-	$20,140,702
	70.01 - 75	$36,038,984	$-	$-	$-	$36,038,984
	75.01 - 80	$77,973,064	$231,411	$-	$-	$78,204,475
	80.01 and Above	$-	$-	$-	$-	$-

		216,242,871	302,712	-	-	216,545,583

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario	20.00 and Below	$61,148,401	$29,416	$-	$-	$61,177,817
	20.01 - 25	$62,684,121	$-	$-	$-	$62,684,121
	25.01 - 30	$80,594,576	$32,997	$-	$-	$80,627,572
	30.01 - 35	$101,005,688	$-	$-	$-	$101,005,688
	35.01 - 40	$140,798,285	$143,030	$-	$-	$140,941,315
	40.01 - 45	$169,997,124	$609,021	$-	$-	$170,606,145
	45.01 - 50	$212,291,967	$-	$-	$-	$212,291,967
	50.01 - 55	$268,177,935	$185,601	$-	$-	$268,363,536
	55.01 - 60	$273,357,430	$-	$-	$-	$273,357,430
	60.01 - 65	$295,616,451	$-	$-	$-	$295,616,451
	65.01 - 70	$353,793,957	$634,581	$-	$-	$354,428,538
	70.01 - 75	$544,913,773	$1,693,379	$-	$-	$546,607,151
	75.01 - 80	$1,125,971,580	$1,396,739	$-	$-	$1,127,368,319
	80.01 and Above	$-	$-	$-	$-	$-

		3,690,351,287	4,724,765	-	-	3,695,076,052

BMO Covered Bond Program	Monthly Investor Report - March 2014	7 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-14
Date of Report:	11-Apr-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island	20.00 and Below	$272,156	$-	$-	$-	$272,156
	20.01 - 25	$303,181	$-	$-	$-	$303,181
	25.01 - 30	$175,215	$-	$-	$-	$175,215
	30.01 - 35	$544,031	$-	$-	$-	$544,031
	35.01 - 40	$1,199,989	$-	$-	$-	$1,199,989
	40.01 - 45	$1,189,075	$-	$-	$-	$1,189,075
	45.01 - 50	$1,765,838	$-	$-	$-	$1,765,838
	50.01 - 55	$2,215,638	$-	$-	$-	$2,215,638
	55.01 - 60	$1,300,330	$-	$-	$-	$1,300,330
	60.01 - 65	$2,314,227	$-	$-	$-	$2,314,227
	65.01 - 70	$3,014,461	$-	$-	$-	$3,014,461
	70.01 - 75	$6,621,399	$-	$-	$-	$6,621,399
	75.01 - 80	$13,468,963	$-	$-	$-	$13,468,963
	80.01 and Above	$-	$-	$-	$-	$-

		34,384,504	-	-	-	34,384,504

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec	20.00 and Below	$17,925,271	$-	$-	$-	$17,925,271
	20.01 - 25	$19,548,721	$38,705	$-	$-	$19,587,426
	25.01 - 30	$25,418,923	$-	$-	$-	$25,418,923
	30.01 - 35	$34,760,103	$-	$-	$-	$34,760,103
	35.01 - 40	$39,772,751	$-	$-	$-	$39,772,751
	40.01 - 45	$57,624,577	$-	$-	$-	$57,624,577
	45.01 - 50	$83,762,649	$63,818	$-	$-	$83,826,466
	50.01 - 55	$97,751,427	$77,544	$-	$-	$97,828,972
	55.01 - 60	$111,399,529	$-	$-	$-	$111,399,529
	60.01 - 65	$127,516,159	$987,577	$-	$-	$128,503,736
	65.01 - 70	$147,938,859	$247,695	$-	$-	$148,186,554
	70.01 - 75	$233,097,747	$174,271	$-	$-	$233,272,018
	75.01 - 80	$524,847,097	$416,899	$-	$-	$525,263,996
	80.01 and Above	$-	$-	$-	$-	$-

		1,521,363,813	2,006,510	-	-	1,523,370,323

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan	20.00 and Below	$1,103,759	$-	$-	$-	$1,103,759
	20.01 - 25	$1,317,189	$-	$-	$-	$1,317,189
	25.01 - 30	$2,543,677	$-	$-	$-	$2,543,677
	30.01 - 35	$2,949,421	$-	$-	$-	$2,949,421
	35.01 - 40	$5,165,201	$-	$-	$-	$5,165,201
	40.01 - 45	$7,462,276	$-	$-	$-	$7,462,276
	45.01 - 50	$7,815,886	$-	$-	$-	$7,815,886
	50.01 - 55	$11,417,098	$41,637	$-	$-	$11,458,735
	55.01 - 60	$13,288,477	$-	$-	$-	$13,288,477
	60.01 - 65	$10,535,784	$-	$-	$-	$10,535,784
	65.01 - 70	$17,898,091	$-	$-	$-	$17,898,091
	70.01 - 75	$23,447,693	$-	$-	$-	$23,447,693
	75.01 - 80	$46,002,276	$332,558	$-	$-	$46,334,835
	80.01 and Above	$-	$-	$-	$-	$-

		150,946,827	374,196	-	-	151,321,023

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

BMO Covered Bond Program	Monthly Investor Report - March 2014	8 of 9

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-14
Date of Report:	11-Apr-14

Cover Pool - Current LTV Distribution by Credit Score

	Credit Scores
Current LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$2,291,684	$3,110,604	$7,731,556	$17,963,839	$50,927,184	$51,563,448	$133,588,316
20.01 - 25	$1,667,021	$2,122,289	$6,277,021	$18,303,171	$57,739,082	$48,169,021	$134,277,606
25.01 - 30	$3,059,179	$3,739,237	$9,353,859	$24,576,675	$76,453,650	$55,564,807	$172,747,407
30.01 - 35	$3,075,310	$3,829,346	$14,987,139	$35,708,281	$91,423,795	$73,504,657	$222,528,527
35.01 - 40	$6,088,634	$10,337,931	$27,364,032	$49,260,930	$122,759,628	$81,322,087	$297,133,240
40.01 - 45	$9,346,692	$11,249,346	$29,714,934	$67,666,711	$153,929,960	$102,495,466	$374,403,109
45.01 - 50	$11,827,022	$19,233,404	$45,613,809	$87,212,278	$195,169,174	$117,802,873	$476,858,560
50.01 - 55	$10,532,155	$22,507,897	$55,140,447	$122,775,764	$228,149,168	$130,806,777	$569,912,208
55.01 - 60	$16,107,388	$28,555,175	$63,456,193	$151,019,919	$242,311,845	$123,262,513	$624,713,032
60.01 - 65	$30,026,057	$40,095,783	$77,668,801	$158,921,437	$263,836,267	$102,976,561	$673,524,906
65.01 - 70	$26,107,884	$35,873,620	$111,052,436	$183,476,752	$335,474,673	$124,854,011	$816,839,377
70.01 - 75	$17,917,390	$46,454,149	$165,558,676	$360,986,646	$534,335,893	$182,954,283	$1,308,207,036
75.01 - 80	$32,196,592	$97,327,471	$380,595,842	$770,553,718	$983,543,187	$277,601,614	$2,541,818,424
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$170,243,006	$324,436,253	$994,514,746	$2,048,426,120	$3,336,053,505	$1,472,878,117	$8,346,551,747

BMO Covered Bond Program	Monthly Investor Report - March 2014	9 of 9